Acquisitions, business combinations, investments (including debt securities), purchases of intangible assets, divestitures and sale of debt securities (Details) - NewCo	Aug. 24, 2022
Disclosure of detailed information about business combination
Equity interest held upon completion of transaction (in percent)	75.00%
Cricket Health, Inc
Disclosure of detailed information about business combination
Equity interest held upon completion of transaction (in percent)	17.00%
InterWell Health LLC
Disclosure of detailed information about business combination
Equity interest held upon completion of transaction (in percent)	8.00%